UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                   ----------

                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Bank, National Association
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2010

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                        NUMBER OF      MARKET
                                                          SHARES       VALUE
                                                        ---------   ------------
COMMON STOCK - 59.3%
AEROSPACE & DEFENSE - 1.4%
Honeywell International, Inc. .......................      25,000   $  1,004,000
                                                                    ------------
BANKS - 4.6%
JPMorgan Chase & Company ............................      55,000      2,308,350
National Penn Bancshares, Inc. ......................      64,415        443,819
NYSE Euronext .......................................      20,000        527,600
                                                                    ------------
                                                                       3,279,769
                                                                    ------------
BASIC INDUSTRY - 0.3%
PPG Industries, Inc. ................................       3,000        184,620
                                                                    ------------
BEVERAGES - 1.6%
Coca-Cola Company ...................................      10,000        527,200
PepsiCo, Inc. .......................................      10,000        624,700
                                                                    ------------
                                                                       1,151,900
                                                                    ------------
COMPUTERS & PERIPHERALS - 1.4%
Hewlett-Packard Company .............................      20,000      1,015,800
                                                                    ------------
ELECTRICAL EQUIPMENT - 2.0%
Emerson Electric Company ............................      30,000      1,420,200
                                                                    ------------
ENERGY - 9.7%
Energy Transfer Partners LP (A) .....................      42,500      1,966,900
Enterprise Products Partners LP (A) .................      20,000        655,200
Exxon Mobil Corporation .............................      20,000      1,300,000
General Maritime Corporation ........................     105,000        759,150
Occidental Petroleum Corporation ....................      28,000      2,235,800
                                                                    ------------
                                                                       6,917,050
                                                                    ------------
FINANCIAL - 7.6%
ACE Limited .........................................      30,000      1,499,700
Lincoln National Corporation ........................      50,000      1,259,000
MetLife, Inc. .......................................      60,000      2,183,400
Star Asia Financial Limited * + (B)(C) ..............      15,000        471,900
                                                                    ------------
                                                                       5,414,000
                                                                    ------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                        NUMBER OF      MARKET
                                                          SHARES       VALUE
                                                        ---------   ------------
COMMON STOCK (CONTINUED)
FOOD & STAPLES RETAILING - 0.9%
CVS Caremark Corporation ............................      20,000   $    675,000
                                                                    ------------
FOOD, BEVERAGE & TOBACCO - 1.1%
Kraft Foods, Inc., Class A ..........................      10,000        284,300
Philip Morris International, Inc. ...................      10,000        489,800
                                                                    ------------
                                                                         774,100
                                                                    ------------
HEALTHCARE - 5.7%
Abbott Laboratories .................................      20,000      1,085,600
Bristol-Myers Squibb Company ........................      50,000      1,225,500
Pfizer, Inc. ........................................     100,000      1,755,000
                                                                    ------------
                                                                       4,066,100
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 2.2%
3M Company ..........................................      20,000      1,603,000
                                                                    ------------
IT SERVICES - 0.4%
Paychex, Inc. .......................................      10,000        299,400
                                                                    ------------
MACHINERY - 0.8%
Caterpillar, Inc. ...................................      10,000        570,500
                                                                    ------------
METALS & MINING - 1.1%
BHP Billiton Limited ADR ............................      11,000        806,630
                                                                    ------------
MULTILINE RETAIL - 1.5%
JC Penney Company, Inc. .............................      10,000        275,800
Target Corporation ..................................      16,000        824,320
                                                                    ------------
                                                                       1,100,120
                                                                    ------------
PERSONAL PRODUCTS - 0.8%
Avon Products, Inc. .................................      20,000        608,800
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 4.6%
Annaly Mortgage Management, Inc. ....................     120,000      2,205,600
MFA Mortgage Investments, Inc. ......................     150,000      1,086,000
                                                                    ------------
                                                                       3,291,600
                                                                    ------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                        NUMBER OF      MARKET
                                                          SHARES       VALUE
                                                        ---------   ------------
COMMON STOCK (CONTINUED)
ROAD & RAIL - 0.9%
Union Pacific Corporation ...........................      10,000   $    673,700
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
Intel Corporation ...................................      30,000        615,900
Microchip Technology, Inc. ..........................      35,000        947,100
                                                                    ------------
                                                                       1,563,000
                                                                    ------------
SOFTWARE - 0.8%
Microsoft Corporation ...............................      20,000        573,200
                                                                    ------------
SPECIALTY RETAIL - 2.2%
Limited Brands, Inc. ................................      70,000      1,547,700
                                                                    ------------
TELECOMMUNICATIONS - 3.4%
AT&T, Inc. ..........................................      40,500      1,004,805
Frontier Communications Corporation .................     125,000        973,750
Verizon Communications, Inc. ........................      15,000        433,950
                                                                    ------------
                                                                       2,412,505
                                                                    ------------
TRANSPORTATION - 0.7%
Seaspan Corporation .................................      50,000        511,000
                                                                    ------------
UTILITIES - 1.4%
Exelon Corporation ..................................      15,000        649,500
Southern Company ....................................      10,000        317,700
                                                                    ------------
                                                                         967,200
                                                                    ------------
TOTAL COMMON STOCK (COST $39,643,051) ...............                 42,430,894
                                                                    ------------
EXCHANGE TRADED FUNDS - 2.1%
SPDR KBW Bank .......................................      65,000      1,528,150
                                                                    ------------
TOTAL EXCHANGE TRADED FUNDS (COST $871,731) .........                  1,528,150
                                                                    ------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                        NUMBER OF
                                                         SHARES/
                                                        PRINCIPAL      MARKET
                                                          AMOUNT       VALUE
                                                       ----------   ------------
PREFERRED STOCK - 1.8%
FINANCIAL - 1.1%
Solar Cayman Limited * + (B) ........................      80,000   $    748,800
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
FelCor Lodging Trust, Inc. * ........................      40,000        522,000
                                                                    ------------
TOTAL PREFERRED STOCK (COST $2,200,000) .............                  1,270,800
                                                                    ------------
CORPORATE NOTES/BONDS - 49.4%
BASIC INDUSTRY - 2.3%
Appleton Papers, Inc. +
   10.500%, 06/15/15 ................................  $  500,000        465,000
H&E Equipment Services, Inc.
   8.375%, 07/15/16 .................................   1,175,000      1,175,000
                                                                    ------------
                                                                       1,640,000
                                                                    ------------
BUILDING MATERIALS - 1.1%
Gibraltar Industries, Inc.
    8.000%, 12/01/15 ................................     840,000        819,000
                                                                    ------------
CABLE TELEVISION - 3.4%
Cequel Communications Holdings I LLC and Cequel
   Capital Corporation +
   8.625%, 11/15/17 .................................     500,000        502,500
CSC Holdings, Inc.
   7.875%, 02/15/18 .................................     750,000        785,625
Mediacom Broadband LLC
   8.500%, 10/15/15 .................................     750,000        761,250
Virgin Media Finance PLC
   9.500%, 08/15/16 .................................     350,000        372,750
                                                                    ------------
                                                                       2,422,125
                                                                    ------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                        PRINCIPAL      MARKET
                                                          AMOUNT       VALUE
                                                       ----------   ------------
CORPORATE NOTES/BONDS (CONTINUED)
CONSTRUCTION MATERIALS - 1.1%
Headwaters, Inc. +
   11.375%, 11/01/14 ................................   $ 750,000   $    761,250
                                                                    ------------
CONSUMER FINANCE - 0.3%
Credit Acceptance Corporation +
   9.125%, 02/01/17 .................................     240,000        240,000
                                                                    ------------
ENERGY - 7.8%
Cie Generale de Geophysique
   7.750%, 05/15/17 .................................     500,000        492,500
Cimarex Energy Company
   7.125%, 05/01/17 .................................     650,000        653,250
Complete Production Services, Inc.
   8.000%, 12/15/16 .................................     780,000        762,450
Concho Resources, Inc.
   8.625%, 10/01/17 .................................     500,000        515,625
Copano Energy LLC
   8.125%, 03/01/16 .................................     935,000        946,687
Crosstex Energy +
   8.875%, 02/15/18 .................................     250,000        255,000
Hornbeck Offshore Services, Inc.
   8.000%, 09/01/17 .................................     400,000        394,000
Linn Energy LLC
   9.875%, 07/01/18 .................................     185,000        197,950
Niska Gas Storage +
   8.875%, 03/15/18 .................................      50,000         50,688
Plains Exploration & Production Company
   7.625%, 06/01/18 .................................     500,000        503,750
Range Resources Corporation
   7.500%, 05/15/16 .................................     750,000        770,625
                                                                    ------------
                                                                       5,542,525
                                                                    ------------
FINANCE-LEASING COMPANY - 0.6%
International Lease Finance Corporation MTN
5.650%, 6/01/14 .....................................     500,000        424,862
                                                                    ------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                        PRINCIPAL      MARKET
                                                          AMOUNT       VALUE
                                                       ----------   ------------
CORPORATE NOTES/BONDS (CONTINUED)
FIREARMS AND AMMUNITION - 1.0%
Colt Defense LLC +
   8.750%, 11/15/17 .................................   $ 750,000   $    742,500
                                                                    ------------
GAMING - 2.7%
MTR Gaming Group, Inc.
   9.000%, 06/01/12 .................................     700,000        556,500
Seneca Gaming Corporation
   7.250%, 05/01/12 .................................   1,000,000        980,000
Yonkers Racing Corporation +
   11.375%, 07/15/16 ................................     400,000        424,000
                                                                    ------------
                                                                       1,960,500
                                                                    ------------
HEALTHCARE - 1.6%
HCA Inc.
   9.125%, 11/15/14 .................................     500,000        526,875
Omnicare, Inc.
   6.875%, 12/15/15 .................................     650,000        627,250
                                                                    ------------
                                                                       1,154,125
                                                                    ------------
INDUSTRIAL - 2.0%
Anixter, Inc.
   10.000%, 03/15/14 ................................   1,000,000      1,110,000
United Rentals North America, Inc.
   10.875%, 06/15/16 ................................     270,000        284,850
                                                                    ------------
                                                                       1,394,850
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 0.4%
Equinix, Inc.
   8.125%, 03/01/18 .................................     300,000        300,000
                                                                    ------------
LEISURE - 0.7%
Universal City Development Partners Limited +
   8.875%, 11/15/15 .................................     500,000        506,250
                                                                    ------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                        PRINCIPAL      MARKET
                                                          AMOUNT       VALUE
                                                       ----------   ------------
CORPORATE NOTES/BONDS (CONTINUED)
MACHINERY - 0.2%
Trimas Corporation +
   9.750%, 12/15/17 .................................   $ 170,000   $    171,700
                                                                    ------------
METALS & MINING - 1.1%
Cloud Peak Energy Resources LLC +
   8.500%, 12/15/19 .................................     500,000        507,500
Steel Dynamics, Inc.
   7.375%, 11/01/12 .................................     250,000        255,625
                                                                    ------------
                                                                         763,125
                                                                    ------------
OIL-FIELD SERVICES - 0.7%
Aquilex Holdings LLC +
   11.125%, 12/15/16 ................................     500,000        525,000
                                                                    ------------
PAPER & FOREST PRODUCTS - 3.2%
P H Glatfelter
   7.125%, 05/01/16 .................................   1,190,000      1,148,350
PE Paper Escrow +
   12.000%, 08/01/14 ................................     250,000        271,716
U.S. Corrugated (B)
   10.000%, 06/01/13 ................................   1,000,000        850,000
                                                                    ------------
                                                                       2,270,066
                                                                    ------------
REAL ESTATE MANAGEMENT - 0.5%
Corrections Corp of America
   7.750%, 06/01/17 .................................     300,000        309,000
Geo Group, Inc. +
   7.750%, 10/15/17 .................................      30,000         30,525
                                                                    ------------
                                                                         339,525
                                                                    ------------
RETAIL - 2.8%
Brown Shoe Company, Inc.
   8.750%, 05/01/12 .................................     700,000        712,250
Couche-Tard US LP
   7.500%, 12/15/13 .................................     500,000        505,000

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                        PRINCIPAL      MARKET
                                                          AMOUNT       VALUE
                                                       ----------   ------------
CORPORATE NOTES/BONDS (CONTINUED)
RETAIL (CONTINUED)
Sonic Automotive, Inc., Series B
   8.625%, 08/15/13 .................................   $ 750,000   $    755,625
                                                                    ------------
                                                                       1,972,875
                                                                    ------------
ROAD & RAIL - 1.0%
RailAmerica, Inc.
   9.250%, 07/01/17 .................................     675,000        711,281
                                                                    ------------
SERVICES - 2.2%
ARAMARK Corporation
   8.500%, 02/01/15 .................................     500,000        507,500
KAR Holdings, Inc.
   8.750%, 05/01/14 .................................     770,000        781,550
Mobile Mini, Inc.
   9.750%, 08/01/14 .................................     250,000        257,500
                                                                    ------------
                                                                       1,546,550
                                                                    ------------
TELECOMMUNICATIONS - 3.7%
Cincinnati Bell, Inc.
   8.375%, 01/15/14 .................................     750,000        759,375
Clearwire Communications LLC +
   12.000%, 12/01/15 ................................     750,000        736,875
Frontier Communications Corporation
   8.250%, 05/01/14 .................................     150,000        154,875
Hughes Network Systems LLC
   9.500%, 04/15/14 .................................   1,000,000      1,027,500
                                                                    ------------
                                                                       2,678,625
                                                                    ------------
TRANSPORTATION - 1.9%
Marquette Transportation Company +
   10.875%, 01/15/17 ................................     400,000        404,500
Stena AB
   7.500%, 11/01/13 .................................     950,000        950,000
                                                                    ------------
                                                                       1,354,500
                                                                    ------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                        PRINCIPAL      MARKET
                                                          AMOUNT       VALUE
                                                       ----------   ------------
CORPORATE NOTES/BONDS (CONTINUED)
UTILITIES - 7.1%
AES Corporation +
   9.750%, 04/15/16 .................................   $ 500,000   $    536,250
Amerigas Partners LP
   7.250%, 05/20/15 .................................     750,000        757,500
Edison Mission Energy
   7.000%, 05/15/17 .................................     650,000        479,375
Elwood Energy LLC
   8.159%, 07/05/26 .................................     820,703        789,727
Ferrellgas Partners LP +
   9.125%, 10/01/17 .................................     100,000        105,000
Ferrellgas Partners LP
   6.750%, 05/01/14 .................................     400,000        392,000
Ipalco Enterprises, Inc. +
   7.250%, 04/01/16 .................................     500,000        507,500
North American Energy Alliance LLC +
   10.875%, 06/01/16 ................................     400,000        426,000
Sierra Pacific Resources
   8.625%, 03/15/14 .................................     750,000        767,813
Southern Star Central Corporation
   6.750%, 03/01/16 .................................     350,000        348,250
                                                                    ------------
                                                                       5,109,415
                                                                    ------------
TOTAL CORPORATE NOTES/BONDS (COST $35,153,823) ......                 35,350,649
                                                                    ------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                        NUMBER OF
                                                         SHARES/
                                                         WRITTEN       MARKET
                                                       CONTRACTS       VALUE
                                                       ----------   ------------
CASH EQUIVALENTS - 0.5%
SEI Daily Income Trust, Prime Obligations Fund,
   Class A, 0.070% (D) ..............................     390,696   $    390,696
                                                                    ------------
TOTAL CASH EQUIVALENTS (COST $390,696) ..............                    390,696
                                                                    ------------
TOTAL INVESTMENTS - 113.1% (COST $78,259,301) ** ....                 80,971,189
                                                                    ------------
COVERED CALL OPTIONS WRITTEN - (0.4) %
ACE Limited, Expires: 03/20/10, Strike Price: $50 ...        (100)       (10,000)
Annaly Capital Management, Inc., Expires: 03/20/10,
   Strike Price: $17 ................................        (400)       (56,800)
Annaly Capital Management, Inc., Expires: 03/20/10,
   Strike Price: $18 ................................        (800)       (39,200)
AT&T, Inc., Expires: 03/20/10, Strike Price: $25 ....        (100)        (3,100)
BHP Biliton Limited, Expires: 03/20/10, Strike
   Price: $80. ......................................        (110)        (2,750)
Bristol-Myers Squibb, Expires: 03/20/10, Strike
   Price: $26 .......................................        (200)        (1,200)
Caterpillar, Inc., Expires: 03/20/10, Strike
   Price: $63 ....... ...............................        (100)        (1,800)
CVS Caremark Corporation, Expires: 03/20/10, Strike
   Price: $35 .......................................        (200)        (3,800)
Emerson Electric Company, Expires: 03/20/10, Strike
   Price: $49 .......................................        (300)        (9,000)
Hewlett-Packard Company, Expires: 03/20/10, Strike
   Price: $50 .......................................        (100)       (14,700)
Honeywell International, Inc., Expires: 03/20/10,
   Strike Price: $42 ................................        (150)        (2,850)
Intel Corporation, Expires: 03/20/10, Strike
   Price: $21 .......................................        (100)        (2,600)
JC Penney Company, Inc., Expires: 03/20/10, Strike
   Price: $29 .......................................        (100)        (2,500)
JPMorgan Chase & Company, Expires: 03/20/10, Strike
   Price: $43 .......................................        (200)       (13,000)
KBW Bank ETF, Expires: 03/20/10, Strike Price: $23 ..        (250)       (22,500)
KBW Bank, Expires: 03/20/10, Strike Price: $24 ......        (400)       (10,000)
Kraft Foods, Inc., Expires: 03/20/10, Strike
   Price: $29 ..... .................................        (100)        (2,100)
Limited Brands, Inc., Expires: 03/20/10, Strike
   Price: $23 .......................................        (700)       (28,000)

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                         WRITTEN       MARKET
                                                        CONTRACTS      VALUE
                                                       ----------   ------------
COVERED CALL OPTIONS WRITTEN - (CONTINUED)
MetLife, Inc., Expires: 03/20/10, Strike Price: $37..        (300)  $    (23,700)
Occidental Capital Management, Expires: 03/20/10,
   Strike Price: $85 ................................        (280)        (7,000)
Pfizer, Inc., Expires: 03/20/10, Strike Price: $18 ..        (200)        (3,800)
Union Pacific Corporation, Expires: 03/20/10, Strike
   Price: $68 .......................................        (100)       (14,900)
Verizon Communications, Inc., Expires: 03/20/10,
   Strike Price: $30 ................................        (150)        (1,200)
                                                                    ------------
TOTAL COVERED CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED $240,574) .....................                   (276,500)
                                                                    ------------
OTHER LIABILITIES IN EXCESS OF ASSETS - (12.7)% ++...                 (9,103,279)
                                                                    ------------
NET ASSETS - 100.0% .................................               $ 71,591,410
                                                                    ============

*    NON-INCOME PRODUCING SECURITY.

+ SECURITIES ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. AT FEBRUARY 28, 2010, THESE SECURITIES AMOUNTED TO $9,390,454 OR 13.1% OF NET ASSETS.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIPS. AT FEBRUARY 28, 2010, THESE SECURITIES AMOUNTED TO $2,622,100 OR 3.7% OF NET ASSETS.

(B) SECURITIES FAIR VALUED IN ACCORDANCE WITH THE FAIR VALUE PROCEDURES, AT FEBRUARY 28, 2010 THESE SECURITIES AMOUNTED TO $2,070,700 OR 2.9% OF NET ASSETS.

(C) SECURITY IS ILLIQUID. THE TOTAL VALUE OF ILLIQUID SECURITIES AS OF FEBRUARY 28, 2010 WAS $471,900 OR 0.7% OF NET ASSETS.

(D)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF FEBRUARY 28, 2010.

ADR  AMERICAN DEPOSITARY RECEIPT
LLC  LIMITED LIABILITY COMPANY
LP   LIMITED PARTNERSHIP
MTN  MEDIUM TERM NOTE
PLC  PUBLIC LIMITED COMPANY
SPDR STANDARD & POOR'S DEPOSITORY RECEIPTS

** AT FEBRUARY 28, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $78,259,301, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,203,029 AND $(5,491,141), RESPECTIVELY.

++ AS OF FEBRUARY 28, 2010, $10,000,000 OF COMMERCIAL PAPER WAS OUTSTANDING WITH AN AMORTIZED COST OF $9,951,000. THE DISCOUNT RATE OF COMMERCIAL PAPER OUTSTANDING AT FEBRUARY 28, 2010, WAS 3.20%. THE AVERAGE DAILY BALANCE OF COMMERCIAL PAPER OUTSTANDING FOR THE QUARTER ENDED FEBRUARY 28, 2010 WAS $9,960,676 AT A WEIGHTED AVERAGE DISCOUNT RATE OF 3.21%. THE MAXIMUM FACE AMOUNT OF COMMERCIAL PAPER OUTSTANDING AT ANYTIME DURING THE QUARTER ENDED FEBRUARY 28, 2010, WAS $10,000,000. IN CONJUNCTION WITH THE ISSUANCE OF THE COMMERCIAL PAPER, THE FUND HAS ENTERED ONTO A LINE OF CREDIT ARRANGEMENT WITH A BANK FOR $25,000,000. THE LINE IS COLLATERALIZED BY SECURITIES HELD IN THE FUND'S PORTFOLIO. INTEREST ON BORROWING IS BASED ON MARKET RATES IN EFFECT AT THE TIME OF BORROWING. THE COMMITMENT FEE IS COMPUTED AT THE RATE OF 0.10% PER ANNUM ON THE UNUSED BALANCE. THERE WERE NO BORROWINGS UNDER THIS ARRANGEMENT DURING THE QUARTER ENDED FEBRUARY 28, 2010.

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

THE FOLLOWING TABLE SETS FORTH INFORMATION ABOUT THE LEVEL OF THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157) AT FEBRUARY 28, 2010:

                                     LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
                                   -----------   -----------   ----------     -----------
INVESTMENTS IN SECURITIES
   COMMON STOCK                    $41,958,994   $        --   $  471,900 (1) $42,430,894
   EXCHANGE TRADED FUND              1,528,150            --           --       1,528,150
   PREFERRED STOCK                     522,000            --      748,800 (1)   1,270,800
   CORPORATE NOTES/BONDS                    --    34,500,649      850,000 (2)  35,350,649
   CASH EQUIVALENT                     390,696            --           --         390,696
                                   -----------   -----------   ----------     -----------
TOTAL INVESTMENTS IN  SECURITIES   $44,399,840   $34,500,649   $2,070,700     $80,971,189
                                   ===========   ===========   ==========     ===========

                                     LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
                                   -----------   -----------   ----------     -----------
LIABILITIES
   WRITTEN OPTIONS                 $  (276,500)  $        --   $       --     $  (276,500)
                                   -----------   -----------   ----------     -----------
TOTAL LIABILITIES                  $  (276,500)  $        --   $       --     $  (276,500)
                                   ===========   ===========   ==========     ===========

(1)  CLASSIFIED AS FINANCIAL.

(2)  CLASSIFIED AS PAPER & FOREST PRODUCTS

THE FOLLOWING IS A RECONCILIATION OF THE INVESTMENTS IN WHICH SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) WERE USED IN DETERMINING VALUE:

                                                    COMMON     CORPORATE    PREFERRED
                                                     STOCK    NOTES/BONDS     STOCK        TOTAL
                                                   --------   -----------   ---------   ----------
BEGINNING BALANCE AS OF 11/30/09                   $471,900     $850,000    $776,000    $2,097,900
REALIZED GAIN (LOSS)                                     --           --          --            --
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)         --           --     (27,200)      (27,200)
NET PURCHASE/SALES                                       --           --          --            --
NET TRANSFERS IN/AND OR OUT OF LEVEL 3                   --           --          --            --
                                                   --------     --------    --------    ----------
ENDING BALANCE AS OF 02/28/10                      $471,900     $850,000    $748,800    $2,070,700
                                                   ========     ========    ========    ==========

CHANGES IN UNREALIZED GAINS/(LOSSES)
  INCLUDED IN EARNINGS RELATED TO
  SECURITIES STILL HELD AT REPORTING DATE          $     --     $     --    $(27,200)   $  (27,200)
                                                   ========     ========    ========    ==========

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

IN JANUARY 2010, THE FINANCIAL ACCOUNTING STANDARDS BOARD ISSUED ACCOUNTING STANDARDS UPDATED NO. 2010-06, "IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS" ("ASU"). THE ASU REQUIRES ENHANCES DISCLOSURES ABOUT (1) TRANSFERS INTO AND OUT OF LEVELS 1 AND 2 AND (2) PURCHASES, SALES, ISSUANCES, AND SETTLEMENTS ON A GROSS BASIS RELATING TO LEVEL 3 MEASUREMENTS. THE FIRST DISCLOSURE IS EFFECTIVE FOR THE FIRST REPORTING PERIOD (INCLUDING INTERIM PERIODS) BEGINNING AFTER DECEMBER 15, 2009, AND THE SECOND DISCLOSURE WILL BE EFFECTIVE FOR FISCAL YEAR BEGINNING AFTER DECEMBER 15, 2010, AND FOR INTERIM PERIODS WITHIN THOSE FISCAL YEARS. MANAGEMENT IS CURRENTLY EVALUATING THE IMPACT THE ADOPTIONS OF THIS ASU WILL HAVE ON THE FUND'S FINANCIAL STATEMENT DISCLOSURES.

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

SUBSEQUENT EVENT

IN ACCORDANCE WITH THE PROVISIONS SET FORTH IN FASB STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ASC 855 "SUBSEQUENT EVENTS," MANAGEMENT HAS DETERMINED THAT NO MATERIAL EVENTS OR TRANSACTIONS OCCURRED SUBSEQUENT TO FEBRUARY 28, 2010, THAT WOULD REQUIRE ADDITIONAL DISCLOSURE IN THE FUND'S SCHEDULE OF INVESTMENTS OTHER THAN THE FOLLOWING: EFFECTIVE WITH THE COMMERCIAL PAPER MATURITY DATE OF APRIL 26, 2010, THE FUND HAS TERMINATED THE COMMERCIAL PAPER PROGRAM. THE FUND UTILIZED THE AFOREMENTIONED LINE OF CREDIT ARRANGEMENT TO PAY DOWN THE $10,000,000 OF COMMERCIAL PAPER AND TO BORROW AN ADDITIONAL $10,000,000, BRINGING TOTAL LEVERAGE TO $20,000,000. THE LINE OF CREDIT BEARS A VARIABLE INTEREST RATE EQUAL TO THE 1-MONTH LIBOR MARKET INDEX RATE PLUS 0.90% PER ANNUM (APPROXIMATELY 1.16% AS OF APRIL 26, 2010).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 1 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Chartwell Dividend and Income Fund, Inc.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        ----------------------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)

Date April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        ----------------------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)

Date April 29, 2010


By (Signature and Title)*               /s/ G. Gregory Hagar
                                        ----------------------------------------
                                        G. Gregory Hagar, Vice President and CFO
                                        (Principal Financial Officer)

Date April 29, 2010

* Print the name and title of each signing officer under his or her signature.